Financial Risks - Summary of Closing Levels of Certain Major Indices (Detail) - Counterparty	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
S&P 500 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	4,770	3,840	4,766	3,756	3,231
Nasdaq [member]
Disclosure of equities prices [line items]
Closing levels of major indices	15,011	10,466	15,645	12,888	8,973
FTSE 100 [member]
Disclosure of equities prices [line items]
Closing levels of major indices	7,733	7,452	7,385	6,461	7,542
AEX [member]
Disclosure of equities prices [line items]
Closing levels of major indices	787	689	798	625	605